UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Address of principal executive offices) (Zip code)

Lawrence B. Stoller, Esq.

Vice President, Secretary, and Chief Legal Officer

90 Hudson Street, Jersey City, New Jersey 07302-3973

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2023

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Mid Cap Stock Fund

For the six-month period ended June 30, 2023

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

10	Statement of Assets and Liabilities

12	Statement of Operations

13	Statements of Changes in Net Assets

14	Financial Highlights

18	Notes to Financial Statements

28	Supplemental Information to Shareholders

Lord Abbett Mid Cap Stock Fund
Semiannual Report

For the six-month period ended June 30, 2023

From left to right: James L.L. Tullis, Independent Chair of the Lord Abbett Funds and Douglas B. Sieg, Director, President and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Mid Cap Stock Fund for the six-month period ended June 30, 2023. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 through June 30, 2023).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/23 – 6/30/23” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/23	6/30/23	1/1/23 - 6/30/23
Class A
Actual	$1,000.00	$1,064.30	$5.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16
Class C
Actual	$1,000.00	$1,060.30	$9.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.97	$8.90
Class F
Actual	$1,000.00	$1,065.00	$4.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.43	$4.41
Class F3
Actual	$1,000.00	$1,066.30	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41
Class I
Actual	$1,000.00	$1,065.70	$4.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class P
Actual	$1,000.00	$1,063.20	$6.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.16
Class R2
Actual	$1,000.00	$1,062.20	$7.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$6.90
Class R3
Actual	$1,000.00	$1,062.90	$6.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.41
Class R4
Actual	$1,000.00	$1,064.50	$5.27
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16
Class R5
Actual	$1,000.00	$1,065.40	$3.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91
Class R6
Actual	$1,000.00	$1,066.30	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.41

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.03% for Class A, 1.78% for Class C, 0.88% for Class F, 0.68% for Class F3, 0.78% for Class I, 1.23% for Class P, 1.38% for Class R2, 1.28% for Class R3, 1.03% for Class R4, 0.78% for Class R5 and 0.68% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2023

Sector*	%**
Communication Services	1.20%
Consumer Discretionary	8.97%
Consumer Staples	5.04%
Energy	5.55%
Financials	20.86%
Health Care	9.85%
Industrials	23.18%
Information Technology	8.45%
Materials	4.84%
Real Estate	5.25%
Utilities	5.71%
Repurchase Agreements	1.10%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments, which excludes derivatives.

Schedule of Investments (unaudited)

June 30, 2023

Investments	Shares	Fair Value
LONG-TERM INVESTMENTS 99.36%

COMMON STOCKS 99.36%

Aerospace & Defense 2.03%
Curtiss-Wright Corp.	120,050	$22,048,383

Air Freight & Logistics 1.61%
Expeditors International of Washington, Inc.	144,770	17,535,990

Banks 2.34%
Columbia Banking System, Inc.	669,578	13,579,042
East West Bancorp, Inc.	223,140	11,779,561
Total		25,358,603

Beverages 1.63%
Carlsberg AS Class B(a)	110,400	17,678,478

Biotechnology 0.90%
Biogen, Inc.*	34,160	9,730,476

Building Products 3.54%
Builders FirstSource, Inc.*	119,860	16,300,960
Masco Corp.	385,900	22,142,942
Total		38,443,902

Capital Markets 5.47%
Ameriprise Financial, Inc.	57,010	18,936,441
KKR & Co., Inc.	420,110	23,526,160
Moelis & Co. Class A	373,270	16,924,062
Total		59,386,663

Communications Equipment 1.34%
F5, Inc.*	99,560	14,561,646

Construction & Engineering 3.42%
AECOM	201,780	17,088,748
EMCOR Group, Inc.	108,660	20,078,195
Total		37,166,943

Construction Materials 1.88%
Eagle Materials, Inc.	109,530	20,418,583
Investments	Shares	Fair Value
Consumer Staples Distribution & Retail 1.60%
BJ’s Wholesale Club Holdings, Inc.*	276,300	$17,409,663

Containers & Packaging 1.14%
Avery Dennison Corp.	72,280	12,417,704

Electric: Utilities 4.20%
Entergy Corp.	185,030	18,016,371
FirstEnergy Corp.	317,450	12,342,456
Portland General Electric Co.	326,080	15,270,327
Total		45,629,154

Electrical Equipment 1.60%
Sensata Technologies Holding PLC	387,010	17,411,580

Electronic Equipment, Instruments & Components 1.72%
Teledyne Technologies, Inc.*	45,430	18,676,727

Energy Equipment & Services 1.91%
ChampionX Corp.	305,530	9,483,651
NOV, Inc.	128,265	2,057,370
TechnipFMC PLC (United Kingdom)*(b)	553,522	9,199,536
Total		20,740,557

Financial Services 3.50%
Euronet Worldwide, Inc.*	164,870	19,350,792
Global Payments, Inc.	189,670	18,686,288
Total		38,037,080

Ground Transportation 1.00%
Landstar System, Inc.	56,510	10,880,435

Health Care Providers & Services 7.21%
AmerisourceBergen Corp.	113,390	21,819,638
Laboratory Corp. of America Holdings	74,110	17,884,966
Molina Healthcare, Inc.*	68,160	20,532,518
Tenet Healthcare Corp.*	222,550	18,111,119
Total		78,348,241

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Shares	Fair Value
Hotels, Restaurants & Leisure 1.81%
Caesars Entertainment, Inc.*	386,400	$19,694,808

Household Durables 1.42%
Helen of Troy Ltd.*	142,270	15,368,005

Household Products 1.84%
Spectrum Brands Holdings, Inc.	255,340	19,929,287

Industrial REITS 1.08%
First Industrial Realty Trust, Inc.	223,570	11,768,725

Insurance 9.65%
Allstate Corp.	184,160	20,080,806
American Financial Group, Inc.	98,573	11,705,544
Arch Capital Group Ltd.*	228,500	17,103,225
Arthur J Gallagher & Co.	76,221	16,735,845
Kemper Corp.	287,710	13,884,885
RenaissanceRe Holdings Ltd.	82,631	15,412,334
White Mountains Insurance Group Ltd.	7,100	9,861,261
Total		104,783,900

Machinery 5.13%
Crane Co.	164,930	14,698,562
Crane NXT Co.	242,400	13,681,056
Parker-Hannifin Corp.	70,080	27,334,003
Total		55,713,621

Media 1.21%
Nexstar Media Group, Inc.	78,640	13,097,492

Metals & Mining 1.84%
Alcoa Corp.	172,310	5,846,478
Reliance Steel & Aluminum Co.	52,200	14,176,998
Total		20,023,476

Multi-Utilities 1.54%
CMS Energy Corp.	284,640	16,722,600
Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 3.66%
Chesapeake Energy Corp.	249,972	$20,917,657
Devon Energy Corp.	390,410	18,872,419
Total		39,790,076

Pharmaceuticals 1.79%
Organon & Co.	933,960	19,435,708

Professional Services 2.90%
Maximus, Inc.	202,720	17,131,867
WNS Holdings Ltd. ADR*	194,270	14,321,585
Total		31,453,452

Real Estate Management & Development 1.25%
CBRE Group, Inc. Class A*	168,140	13,570,579

Residential REITS 2.20%
American Homes 4 Rent Class A	386,590	13,704,615
Camden Property Trust	93,170	10,143,418
Total		23,848,033

Retail REITS 0.74%
Kimco Realty Corp.	407,890	8,043,591

Semiconductors & Semiconductor Equipment 2.33%
Micron Technology, Inc.	142,720	9,007,059
Teradyne, Inc.	146,770	16,339,904
Total		25,346,963

Software 0.96%
Aspen Technology, Inc.*	62,446	10,466,574

Specialty Retail 3.21%
AutoZone, Inc.*	7,350	18,326,196
Valvoline, Inc.	440,258	16,514,078
Total		34,840,274

Technology Hardware, Storage & Peripherals 2.13%
NetApp, Inc.	302,500	23,111,000

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2023

Investments	Shares	Fair Value
Textiles, Apparel & Luxury Goods 2.57%
Deckers Outdoor Corp.*	22,420	$11,830,137
Tapestry, Inc.	376,630	16,119,764
Total		27,949,901

Trading Companies & Distributors 2.06%
AerCap Holdings NV (Ireland)*(b)	351,600	22,333,632
Total Common Stocks (cost $945,894,808)		1,079,172,505

	Principal Amount

SHORT-TERM INVESTMENTS 1.11%

Repurchase Agreements 1.11%
Repurchase Agreement dated 6/30/2023, 2.600% due 7/3/2023 with Fixed Income Clearing Corp. collateralized by $14,355,300 of U.S. Treasury Note at 0.500% due 10/31/2027; value: $12,258,763; proceeds: $12,020,999 (cost $12,018,395)	$12,018,395	12,018,395
Total Investments in Securities 100.47% (cost $957,913,203)		1,091,190,900
Other Assets and Liabilities – Net (0.47)%		(5,076,787)
Net Assets 100.00%		$1,086,114,113

ADR	American Depositary Receipt.
REITS	Real Estate Investment Trusts.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(concluded)

June 30, 2023

The following is a summary of the inputs used as of June 30, 2023 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Common Stocks
Beverages	$–	$17,678,478	$–	$17,678,478
Remaining Industries	1,061,494,027	–	–	1,061,494,027
Short-Term Investments
Repurchase Agreements	–	12,018,395	–	12,018,395
Total	$1,061,494,027	$29,696,873	$–	$1,091,190,900

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable, each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

8	See Notes to Financial Statements.

This page is intentionally left blank.

Statement of Assets and Liabilities (unaudited)

June 30, 2023

ASSETS:
Investments in securities, at fair value (cost $957,913,203)	$1,091,190,900
Foreign cash, at value (cost $1)	1
Receivables:
Investment securities sold	13,232,314
Interest and dividends	729,084
Capital shares sold	162,774
Securities lending income receivable	23
Prepaid expenses and other assets	49,182
Total assets	1,105,364,278
LIABILITIES:
Payables:
Investment securities purchased	16,422,062
12b-1 distribution plan	801,267
Capital shares reacquired	635,882
Directors’ fees	512,567
Management fee	512,480
Fund administration	34,752
Accrued expenses	331,155
Total liabilities	19,250,165
NET ASSETS	$1,086,114,113
COMPOSITION OF NET ASSETS:
Paid-in capital	$938,328,191
Total distributable earnings (loss)	147,785,922
Net Assets	$1,086,114,113

10	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2023

Net assets by class:
Class A Shares	$829,248,529
Class C Shares	$15,117,351
Class F Shares	$33,624,739
Class F3 Shares	$20,146,715
Class I Shares	$117,243,700
Class P Shares	$25,528,385
Class R2 Shares	$1,552,627
Class R3 Shares	$17,608,702
Class R4 Shares	$8,162,881
Class R5 Shares	$3,656,108
Class R6 Shares	$14,224,376
Outstanding shares by class:
Class A Shares (1.18 billion shares of common stock authorized, $.001 par value)	27,679,806
Class C Shares (200 million shares of common stock authorized, $.001 par value)	554,242
Class F Shares (472.5 million shares of common stock authorized, $.001 par value)	1,133,268
Class F3 Shares (472.5 million shares of common stock authorized, $.001 par value)	673,325
Class I Shares (472.5 million shares of common stock authorized, $.001 par value)	3,951,576
Class P Shares (200 million shares of common stock authorized, $.001 par value)	887,227
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	52,871
Class R3 Shares (381.6 million shares of common stock authorized, $.001 par value)	595,196
Class R4 Shares (381.6 million shares of common stock authorized, $.001 par value)	273,215
Class R5 Shares (381.6 million shares of common stock authorized, $.001 par value)	123,291
Class R6 Shares (381.6 million shares of common stock authorized, $.001 par value)	475,558
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$29.96
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$31.79
Class C Shares-Net asset value	$27.28
Class F Shares-Net asset value	$29.67
Class F3 Shares-Net asset value	$29.92
Class I Shares-Net asset value	$29.67
Class P Shares-Net asset value	$28.77
Class R2 Shares-Net asset value	$29.37
Class R3 Shares-Net asset value	$29.58
Class R4 Shares-Net asset value	$29.88
Class R5 Shares-Net asset value	$29.65
Class R6 Shares-Net asset value	$29.91

See Notes to Financial Statements.	11

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2023

Investment income:
Dividends (net of foreign withholding taxes of $70,372)	$9,909,230
Securities lending net income	23
Interest and other	226,247
Total investment income	10,135,500
Expenses:
Management fee	3,134,988
12b-1 distribution plan-Class A	1,009,044
12b-1 distribution plan-Class C	98,413
12b-1 distribution plan-Class F	20,417
12b-1 distribution plan-Class P	57,768
12b-1 distribution plan-Class R2	5,121
12b-1 distribution plan-Class R3	43,211
12b-1 distribution plan-Class R4	9,983
Shareholder servicing	560,335
Fund administration	213,112
Registration	83,442
Reports to shareholders	46,930
Professional	28,668
Directors’ fees	14,934
Custody	7,571
Other	56,467
Gross expenses	5,390,404
Expense reductions (See Note 8)	(9,685)
Fees waived and expenses reimbursed (See Note 3)	(7,571)
Net expenses	5,373,148
Net investment income	4,762,352
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments	12,990,991
Net realized gain (loss) on foreign currency related transactions	(633)
Net change in unrealized appreciation/depreciation on investments	49,295,171
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	3,433
Net realized and unrealized gain (loss)	62,288,962
Net Increase in Net Assets Resulting From Operations	$67,051,314

12	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2023 (unaudited)	For the Year Ended December 31, 2022
Operations:
Net investment income	$4,762,352	$13,363,641
Net realized gain (loss) on investments and foreign currency related transactions	12,990,358	75,082,945
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	49,298,604	(250,669,137)
Net increase (decrease) in net assets resulting from operations	67,051,314	(162,222,551)
Distributions to shareholders:
Class A	–	(64,554,019)
Class C	–	(1,919,850)
Class F	–	(5,211,363)
Class F3	–	(1,584,133)
Class I	–	(8,094,551)
Class P	–	(2,128,453)
Class R2	–	(137,274)
Class R3	–	(1,300,183)
Class R4	–	(647,349)
Class R5	–	(280,345)
Class R6	–	(1,173,248)
Total distributions to shareholders	–	(87,030,768)
Capital share transactions (See Note 14):
Net proceeds from sales of shares	76,699,972	162,355,263
Reinvestment of distributions	–	78,934,067
Cost of shares reacquired	(129,238,603)	(421,444,364)
Net decrease in net assets resulting from capital share transactions	(52,538,631)	(180,155,034)
Net increase (decrease) in net assets	14,512,683	(429,408,353)
NET ASSETS:
Beginning of period	$1,071,601,430	$1,501,009,783
End of period	$1,086,114,113	$1,071,601,430

See Notes to Financial Statements.	13

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2023(c)	$28.15	$0.13	$ 1.68	$ 1.81	$ –	$ –	$ –
12/31/2022	34.35	0.33	(4.17)	(3.84)	(0.30)	(2.06)	(2.36)
12/31/2021	29.02	0.25	8.01	8.26	(0.27)	(2.66)	(2.93)
12/31/2020	28.59	0.32	0.46 (f)	0.78	(0.35)	–	(0.35)
12/31/2019	24.01	0.30	5.19	5.49	(0.25)	(0.66)	(0.91)
12/31/2018	29.90	0.25	(4.56)	(4.31)	(0.26)	(1.32)	(1.58)
Class C
6/30/2023(c)	25.72	0.02	1.54	1.56	–	–	–
12/31/2022	31.59	0.09	(3.84)	(3.75)	(0.06)	(2.06)	(2.12)
12/31/2021	26.88	–	7.39	7.39	(0.02)	(2.66)	(2.68)
12/31/2020	26.47	0.12	0.40 (f)	0.52	(0.11)	–	(0.11)
12/31/2019	22.29	0.09	4.81	4.90	(0.06)	(0.66)	(0.72)
12/31/2018	27.80	(0.03)	(4.16)	(4.19)	– (g)	(1.32)	(1.32)
Class F
6/30/2023(c)	27.86	0.13	1.68	1.81	–	–	–
12/31/2022	34.02	0.37	(4.13)	(3.76)	(0.34)	(2.06)	(2.40)
12/31/2021	28.76	0.30	7.94	8.24	(0.32)	(2.66)	(2.98)
12/31/2020	28.34	0.35	0.46 (f)	0.81	(0.39)	–	(0.39)
12/31/2019	23.80	0.34	5.16	5.50	(0.30)	(0.66)	(0.96)
12/31/2018	29.65	0.29	(4.52)	(4.23)	(0.30)	(1.32)	(1.62)
Class F3
6/30/2023(c)	28.07	0.17	1.68	1.85	–	–	–
12/31/2022	34.24	0.44	(4.16)	(3.72)	(0.39)	(2.06)	(2.45)
12/31/2021	28.92	0.37	7.97	8.34	(0.36)	(2.66)	(3.02)
12/31/2020	28.46	0.40	0.48 (f)	0.88	(0.42)	–	(0.42)
12/31/2019	23.88	0.39	5.18	5.57	(0.33)	(0.66)	(0.99)
12/31/2018	29.74	0.35	(4.55)	(4.20)	(0.34)	(1.32)	(1.66)
Class I
6/30/2023(c)	27.84	0.16	1.67	1.83	–	–	–
12/31/2022	34.01	0.40	(4.13)	(3.73)	(0.38)	(2.06)	(2.44)
12/31/2021	28.76	0.33	7.93	8.26	(0.35)	(2.66)	(3.01)
12/31/2020	28.33	0.37	0.47 (f)	0.84	(0.41)	–	(0.41)
12/31/2019	23.79	0.37	5.16	5.53	(0.33)	(0.66)	(0.99)
12/31/2018	29.66	0.30	(4.52)	(4.22)	(0.33)	(1.32)	(1.65)
Class P
6/30/2023(c)	27.06	0.09	1.62	1.71	–	–	–
12/31/2022	33.13	0.26	(4.03)	(3.77)	(0.24)	(2.06)	(2.30)
12/31/2021	28.07	0.18	7.74	7.92	(0.20)	(2.66)	(2.86)
12/31/2020	27.67	0.26	0.43 (f)	0.69	(0.29)	–	(0.29)
12/31/2019	23.25	0.23	5.04	5.27	(0.19)	(0.66)	(0.85)
12/31/2018	28.99	0.18	(4.41)	(4.23)	(0.19)	(1.32)	(1.51)

14	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$29.96	6.43 (d)	1.03	(e)	1.03	(e)	0.87	(e)	$829,249	23	(d)
28.15	(11.06)	1.01		1.01		1.08		808,839	40
34.35	28.88	0.98		0.98		0.74		1,002,000	61
29.02	2.73	1.02		1.02		1.26		851,886	63
28.59	22.91	0.98		0.98		1.08		978,197	69
24.01	(14.54)	0.98		0.98		0.85		872,864	47

27.28	6.03 (d)	1.78	(e)	1.78	(e)	0.12	(e)	15,117	23	(d)
25.72	(11.76)	1.76		1.76		0.33		23,867	40
31.59	27.96	1.73		1.73		(0.01)		35,761	61
26.88	1.94	1.78		1.78		0.51		33,469	63
26.47	22.04	1.73		1.73		0.36		54,897	69
22.29	(15.20)	1.73		1.73		(0.11)		28,694	47

29.67	6.50 (d)	0.88	(e)	0.88	(e)	0.92	(e)	33,625	23	(d)
27.86	(10.93)	0.85		0.85		1.19		62,473	40
34.02	29.09	0.83		0.83		0.89		135,505	61
28.76	2.86	0.88		0.88		1.41		120,942	63
28.34	23.14	0.83		0.83		1.25		146,125	69
23.80	(14.38)	0.83		0.83		0.99		96,500	47

29.92	6.63 (d)	0.68	(e)	0.68	(e)	1.22	(e)	20,147	23	(d)
28.07	(10.78)	0.67		0.67		1.42		19,312	40
34.24	29.29	0.64		0.64		1.07		24,037	61
28.92	3.11	0.68		0.68		1.61		21,165	63
28.46	23.36	0.66		0.66		1.42		23,828	69
23.88	(14.25)	0.64		0.64		1.19		19,137	47

29.67	6.57 (d)	0.78	(e)	0.78	(e)	1.16	(e)	117,244	23	(d)
27.84	(10.85)	0.75		0.75		1.31		86,662	40
34.01	29.19	0.73		0.73		0.99		212,934	61
28.76	3.00	0.77		0.77		1.46		196,164	63
28.33	23.26	0.73		0.73		1.36		407,723	69
23.79	(14.34)	0.73		0.73		1.04		249,326	47

28.77	6.32 (d)	1.23	(e)	1.23	(e)	0.67	(e)	25,528	23	(d)
27.06	(11.27)	1.21		1.21		0.88		26,568	40
33.13	28.64	1.18		1.18		0.54		34,019	61
28.07	2.51	1.23		1.23		1.06		31,575	63
27.67	22.69	1.19		1.19		0.88		39,511	69
23.25	(14.71)	1.18		1.18		0.63		43,079	47

See Notes to Financial Statements.	15

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R2
6/30/2023(c)	$27.64	$0.07	$ 1.66	$ 1.73	$ –	$ –	$ –
12/31/2022	33.79	0.22	(4.11)	(3.89)	(0.20)	(2.06)	(2.26)
12/31/2021	28.58	0.13	7.88	8.01	(0.14)	(2.66)	(2.80)
12/31/2020	28.16	0.22	0.45 (f)	0.67	(0.25)	–	(0.25)
12/31/2019	23.54	0.18	5.10	5.28	– (g)	(0.66)	(0.66)
12/31/2018	29.40	0.15	(4.48)	(4.33)	(0.21)	(1.32)	(1.53)
Class R3
6/30/2023(c)	27.83	0.09	1.66	1.75	–	–	–
12/31/2022	33.99	0.25	(4.13)	(3.88)	(0.22)	(2.06)	(2.28)
12/31/2021	28.74	0.17	7.92	8.09	(0.18)	(2.66)	(2.84)
12/31/2020	28.32	0.25	0.44 (f)	0.69	(0.27)	–	(0.27)
12/31/2019	23.78	0.23	5.15	5.38	(0.18)	(0.66)	(0.84)
12/31/2018	29.58	0.17	(4.47)	(4.30)	(0.18)	(1.32)	(1.50)
Class R4
6/30/2023(c)	28.07	0.13	1.68	1.81	–	–	–
12/31/2022	34.27	0.33	(4.17)	(3.84)	(0.30)	(2.06)	(2.36)
12/31/2021	28.92	0.24	7.99	8.23	(0.22)	(2.66)	(2.88)
12/31/2020	28.50	0.31	0.46 (f)	0.77	(0.35)	–	(0.35)
12/31/2019	23.93	0.30	5.19	5.49	(0.26)	(0.66)	(0.92)
12/31/2018	29.79	0.24	(4.54)	(4.30)	(0.24)	(1.32)	(1.56)
Class R5
6/30/2023(c)	27.83	0.16	1.66	1.82	–	–	–
12/31/2022	34.00	0.40	(4.13)	(3.73)	(0.38)	(2.06)	(2.44)
12/31/2021	28.75	0.34	7.92	8.26	(0.35)	(2.66)	(3.01)
12/31/2020	28.32	0.38	0.46 (f)	0.84	(0.41)	–	(0.41)
12/31/2019	23.79	0.38	5.14	5.52	(0.33)	(0.66)	(0.99)
12/31/2018	29.66	0.34	(4.56)	(4.22)	(0.33)	(1.32)	(1.65)
Class R6
6/30/2023(c)	28.06	0.17	1.68	1.85	–	–	–
12/31/2022	34.23	0.44	(4.16)	(3.72)	(0.39)	(2.06)	(2.45)
12/31/2021	28.91	0.37	7.97	8.34	(0.36)	(2.66)	(3.02)
12/31/2020	28.45	0.40	0.48 (f)	0.88	(0.42)	–	(0.42)
12/31/2019	23.88	0.39	5.17	5.56	(0.33)	(0.66)	(0.99)
12/31/2018	29.74	0.36	(4.56)	(4.20)	(0.34)	(1.32)	(1.66)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized gain (loss) in the Statement of Operations for the year ended December 31, 2020, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to fluctuating market values of the Fund’s portfolio.
(g)	Amount less than $0.01.

16	See Notes to Financial Statements.

		Ratios to Average Net Assets:						Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses after waivers and/or reimburse- ments (%)		Total expenses (%)		Net investment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$29.37	6.22 (d)	1.38	(e)	1.38	(e)	0.52	(e)	$1,553	23	(d)
27.64	(11.40)	1.36		1.36		0.74		1,800	40
33.79	28.46	1.33		1.33		0.39		2,054	61
28.58	2.37	1.38		1.38		0.91		1,791	63
28.16	22.46	1.33		1.33		0.70		2,510	69
23.54	(14.84)	1.33		1.33		0.51		11,616	47

29.58	6.29 (d)	1.28	(e)	1.28	(e)	0.63	(e)	17,609	23	(d)
27.83	(11.31)	1.26		1.26		0.83		16,486	40
33.99	28.58	1.23		1.23		0.49		22,910	61
28.74	2.46	1.28		1.28		1.01		20,618	63
28.32	22.65	1.23		1.23		0.84		26,024	69
23.78	(14.66)	1.23		1.23		0.59		20,815	47

29.88	6.45 (d)	1.03	(e)	1.03	(e)	0.88	(e)	8,163	23	(d)
28.07	(11.09)	1.01		1.01		1.09		8,032	40
34.27	28.90	0.98		0.98		0.73		8,477	61
28.92	2.71	1.03		1.03		1.26		17,417	63
28.50	22.96	0.98		0.98		1.09		18,203	69
23.93	(14.54)	0.98		0.98		0.83		12,678	47

29.65	6.54 (d)	0.78	(e)	0.78	(e)	1.13	(e)	3,656	23	(d)
27.83	(10.85)	0.76		0.76		1.33		3,358	40
34.00	29.20	0.73		0.73		1.00		4,211	61
28.75	3.00	0.78		0.78		1.52		3,654	63
28.32	23.22	0.73		0.73		1.38		3,951	69
23.79	(14.33)	0.73		0.73		1.17		424	47

29.91	6.63 (d)	0.68	(e)	0.68	(e)	1.22	(e)	14,224	23	(d)
28.06	(10.79)	0.67		0.67		1.42		14,204	40
34.23	29.30	0.64		0.64		1.07		19,102	61
28.91	3.11	0.68		0.68		1.62		16,603	63
28.45	23.32	0.66		0.66		1.42		23,949	69
23.88	(14.25)	0.64		0.64		1.22		16,363	47

See Notes to Financial Statements.	17

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open- end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front- end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front- end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one- year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase. Class C shares automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the month on which the purchase order was accepted, provided that the Fund or financial intermediary through which a shareholder purchased Class C shares has records verifying that the C shares have been held at least eight years. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), the Board has designated the determination of fair value of the Fund’s portfolio investments to Lord, Abbett & Co. LLC (“Lord Abbett”) as its valuation designee. Accordingly, Lord Abbett is responsible for, among other things, assessing and managing valuation risks, establishing, applying and testing fair value methodologies, and evaluating pricing services. Lord Abbett has formed a Pricing Committee that performs these responsibilities on behalf of Lord Abbett, administers the pricing and valuation of portfolio investments and ensures that prices utilized reasonably reflect fair value. Among other things, these procedures allow Lord Abbett, subject to Board oversight, to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange.

Notes to Financial Statements (unaudited)(continued)

When valuing foreign equity securities that meet certain criteria, the Pricing Committee uses a third-party fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and ask prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof periodically reviews reports that may include fair value determinations made by the Pricing Committee, related market activity, inputs and assumptions, and retrospective comparison of prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other, if applicable, in the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2019 through December 31, 2022. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. In addition, Class F3 and R6 bear only their class-specific shareholder servicing expenses. Class A, C, F, P, R2, R3, and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

Notes to Financial Statements (unaudited)(continued)

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (unaudited)(continued)

A summary of inputs used in valuing the Fund’s investments as of June 30, 2023 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett provides the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio. The management fee is accrued daily and payable monthly.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2023, the effective management fee, net of any applicable waiver, was at an annualized rate of .59% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets. The fund administration fee is accrued daily and payable monthly. Lord Abbett voluntarily waived $7,571 of fund administration fees during the six months ended June 30, 2023.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The distribution and service fees are accrued daily and payable monthly. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25%	(2)	.25%	–	.25%	.25%	.25%	.25%
Distribution	–		.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. sales charge limitations.
(1)	The Class F shares Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(2)	Annual service fee on shares sold prior to June 1, 1990 was .15% of the average daily net assets attributable to Class A shares.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund , after concessions were paid to authorized dealers, during the six months ended June 30, 2023:

Distributor Commissions	Dealers’ Concessions
$12,191	$67,365

Notes to Financial Statements (unaudited)(continued)

Distributor received CDSCs of $193 for Class A shares for the six months ended June 30, 2023.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2023 and fiscal year ended December 31, 2022 was as follows:

	Six Months Ended 6/30/2023 (unaudited)	Year Ended 12/31/2022
Distributions paid from:
Ordinary income	$–	$12,413,229
Net long-term capital gains	–	$74,617,539
Total distributions paid	$–	$87,030,768

As of June 30, 2023, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$964,378,339
Gross unrealized gain	177,971,216
Gross unrealized loss	(51,158,655)
Net unrealized security gain (loss)	126,812,561

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received and wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) during the six months ended June 30, 2023 were as follows:

Purchases	Sales
$244,213,421	$278,674,868

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2023.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in cross-trade purchases or sales.

Notes to Financial Statements (unaudited)(continued)

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by the counterparty. A master netting agreement is an agreement between a fund and the counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreements	$12,018,395	$–	$12,018,395
Total	$12,018,395	$–	$12,018,395

	Net Amount of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$12,018,395	$–	$–	$(12,018,395)	$–
Total	$12,018,395	$–	$–	$(12,018,395)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2023.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors may elect to defer receipt of a portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the Fund. Such amounts and earnings accrued thereon are included in Directors’ fees in the Statement of Operations and in Directors’ fees payable in the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its prior transfer agent and its custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses. The arrangement with the Fund’s prior transfer agent was discontinued effective March 6, 2023.

Notes to Financial Statements (unaudited)(continued)

9.	LINE OF CREDIT

For the period ended June 30, 2023, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) were party to a syndicated line of credit facility with various lenders for $1.625 billion (the “Syndicated Facility”) under which State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. The Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if fund net assets are less than $750 million), $250 million, $300 million, $700 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Syndicated Facility for $1.6 billion. The Participating Funds remain subject to the same graduated borrowing limits as before.

For the period ended June 30, 2023, the Participating Funds were also party to an additional uncommitted line of credit facility with SSB for $330 million (the “Bilateral Facility”). Under the Bilateral Facility, the Participating Funds were subject to graduated borrowing limits of one-third of fund net assets (if net assets are less than $750 million), or $250 million based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 3, 2023, the Participating Funds renewed the Bilateral Facility in the same amount. The Participating Funds remain subject to the same graduated borrowing limits as before.

These credit facilities are to be used for temporary or emergency purposes as additional sources of liquidity to satisfy redemptions.

For the six months ended June 30, 2023, the Fund did not utilize the Syndicated Facility or Bilateral Facility.

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”) certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the funds that participate in the Interfund Lending Program to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

For the six months ended June 30, 2023, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s net asset value.

12.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or the borrower becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations.

Notes to Financial Statements (unaudited)(continued)

The initial collateral received by the Fund is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2023, the Fund did not loan any securities.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. Value investing is also subject to the risk that a company judged to be undervalued may actually be appropriately priced or even overpriced. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. Accordingly, mid-sized company securities tend to be more sensitive to changing economic, market, and industry conditions and tend to be more volatile and less liquid than equity securities of larger companies, especially over the short term. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a favorable market.

Because the Fund invests in real estate investment trusts (“REITS”), it may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which it invests. These risks include loss to casualty or condemnation, and changes in supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks. As compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political and social instability and subject to less government supervision, lack of transparency, inadequate regulatory and accounting standards, and foreign taxes. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

Geopolitical and other events (e.g., wars, terrorism, natural disasters, epidemics or pandemics) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Market disruptions can also prevent the Fund from implementing its investment strategies and achieving its investment objective.

Notes to Financial Statements (unaudited)(continued)

In March 2023, the shut-down of certain financial institutions raised economic concerns over disruption in the U.S. banking system. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system objective.

The impact of the COVID-19 outbreak, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may be short term or may continue for an extended period of time. For example, a global pandemic or other widespread health crises could negatively affect the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Health crises caused by outbreaks of disease may also exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The foregoing could disrupt the operations of the Fund and its service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund.

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,085,668	$32,265,318	874,930	$26,472,283
Reinvestment of distributions	–	–	2,090,222	58,644,437
Shares reacquired	(2,140,022)	(62,885,270)	(3,397,883)	(102,995,899)
Decrease	(1,054,354)	$(30,619,952)	(432,731)	$(17,879,179)
Class C Shares
Shares sold	52,148	$1,446,030	60,392	$1,690,673
Reinvestment of distributions	–	–	73,445	1,887,663
Shares reacquired	(425,713)	(11,175,678)	(338,094)	(9,471,160)
Decrease	(373,565)	$(9,729,648)	(204,257)	$(5,892,824)
Class F Shares
Shares sold	25,152	$721,341	419,045	$12,346,588
Reinvestment of distributions	–	–	178,167	4,950,141
Shares reacquired	(1,134,423)	(33,597,150)	(2,337,500)	(72,282,678)
Decrease	(1,109,271)	$(32,875,809)	(1,740,288)	$(54,985,949)
Class F3 Shares
Shares sold	39,253	$1,121,468	70,024	$2,133,156
Reinvestment of distributions	–	–	56,664	1,584,133
Shares reacquired	(54,039)	(1,555,248)	(140,508)	(4,301,378)
Decrease	(14,786)	$(433,780)	(13,820)	$(584,089)
Class I Shares
Shares sold	1,181,411	$34,931,349	3,536,462	$106,477,743
Reinvestment of distributions	–	–	251,676	7,035,404
Shares reacquired	(342,220)	(9,807,762)	(6,935,803)	(209,642,843)
Increase (decrease)	839,191	$25,123,587	(3,147,665)	$(96,129,696)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2023 (unaudited)		Year Ended December 31, 2022
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	75,600	$2,100,367	183,525	$5,475,473
Reinvestment of distributions	–	–	78,728	2,124,628
Shares reacquired	(170,102)	(4,734,427)	(307,409)	(9,205,691)
Decrease	(94,502)	$(2,634,060)	(45,156)	$(1,605,590)
Class R2 Shares
Shares sold	3,912	$111,624	9,807	$293,473
Reinvestment of distributions	–	–	3,978	109,594
Shares reacquired	(16,173)	(458,173)	(9,444)	(288,096)
Increase (decrease)	(12,261)	$(346,549)	4,341	$114,971
Class R3 Shares
Shares sold	85,734	$2,517,541	54,160	$1,654,475
Reinvestment of distributions	–	–	46,841	1,300,156
Shares reacquired	(82,875)	(2,369,999)	(182,679)	(5,742,513)
Increase (decrease)	2,859	$147,542	(81,678)	$(2,787,882)
Class R4 Shares
Shares sold	19,262	$558,787	94,776	$3,067,790
Reinvestment of distributions	–	–	18,558	518,845
Shares reacquired	(32,173)	(924,891)	(74,583)	(2,210,730)
Increase (decrease)	(12,911)	$(366,104)	38,751	$1,375,905
Class R5 Shares
Shares sold	7,727	$220,635	20,401	$600,903
Reinvestment of distributions	–	–	2,973	82,404
Shares reacquired	(5,094)	(145,141)	(26,563)	(814,895)
Increase (decrease)	2,633	$75,494	(3,189)	$(131,588)
Class R6 Shares
Shares sold	24,350	$705,512	68,998	$2,142,706
Reinvestment of distributions	–	–	24,935	696,662
Shares reacquired	(55,058)	(1,584,864)	(145,643)	(4,488,481)
Decrease	(30,708)	$(879,352)	(51,710)	$(1,649,113)

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of an appropriate benchmark. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its knowledge of Lord Abbett gained through its meetings and discussions. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Broadridge Financial Solutions (“Broadridge”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Broadridge, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Broadridge regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability to Lord Abbett of providing management and administrative services to the Fund; and (8) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management and Related Services Generally. The Board considered the services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended June 30, 2022. The Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-, three-, five- and ten-year periods. The Board also took into account actions taken by Lord Abbett to attempt to improve equity fund performance. The Board further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when appropriate. After reviewing these and other factors, including those described below, the Board concluded that the Fund’s Agreement should be continued.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline, and other services provided to the Fund by Lord Abbett. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third-party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund, including the contractual and actual management fee rates, and the expense levels of the Fund’s expense peer group. It also considered how each of the expense level and the actual management fee rates of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio and the actual management fee of the Fund were both below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the management fees paid by the Fund were reasonable in light of all of the factors it considered, including the nature, quality and extent of services provided by Lord Abbett.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board also considered information provided by Lord Abbett regarding how it shares any potential economies of scale through its investments in its businesses supporting the Funds. The Board also considered the Fund’s existing management fee schedule, with its breakpoints in the level of the management fee. Based on these considerations, the Board concluded that any economies of scale were adequately addressed in respect of the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services, such as the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Lord Abbett Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of client brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program and Policy (“Program”). The Program is designed to assess, manage and periodically review the Fund’s liquidity risk. Liquidity risk is defined under Rule 22e-4 as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board has appointed Lord Abbett as the administrator for the Fund’s Program. At the May 17, 2023 meeting, Lord Abbett provided the Board with a report addressing the operation of the Program and assessing its adequacy and effectiveness of implementation for the period April 1, 2022 through March 31, 2023. Lord Abbett reported that the Program operated effectively during the period. In particular, Lord Abbett reported that: no Fund breached its 15% limit on illiquid investments at any point during the period and all regulatory reporting related to Rule 22e-4 was completed on time and without issue during the period. There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report (or related notice of internet availability of annual report and semiannual report) to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Funds Service Center, P.O. Box 534489, Pittsburgh, PA 15253-4489 (regular mail) or 500 Ross Street 154-0520, Attention: 534489, Pittsburgh, PA 15262 (overnight mail).

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Copies of the filings are available without charge, upon request on the SEC’s website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Mid Cap Stock Fund, Inc.	LAMCVF-3 (08/23)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

The Schedule of Investments is included as part of the Reports to Shareholders under Item 1.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.
(a)	The principal executive officer and principal financial & accounting officer have concluded as of a date within 90 days of the filing date of this report, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), that the design of such procedures is effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits.
(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 28, 2023

By:	/s/ Michael J. Hebert
Michael J. Hebert
Chief Financial Officer and Treasurer

Date: August 28, 2023